HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2025
Non-current Assets Held For Sale And Discontinued Operations [Abstract]
Schedule of Assets and Liabilities Classified as Held for Sale
The following is a summary of the assets and liabilities that were classified as held for sale as of December 31, 2025 and December 31, 2024:

(US$ Millions)	Dec. 31, 2025	Dec. 31, 2024
Investment properties	$2,837	$2,920
Property, plant and equipment	27	45
Accounts receivables and other assets	140	135
Assets held for sale	3,004	3,100
Debt obligations	84	816
Accounts payable and other liabilities	221	82
Liabilities associated with assets held for sale	$305	$898

Schedule of Changes in Assets Held for Sale
The following table presents the change to the components of the assets held for sale from the beginning of the year:

(US$ Millions)	Dec. 31, 2025	Dec. 31, 2024
Balance, beginning of year	$3,100	$1,852
Reclassification to assets held for sale, net	4,871	3,764
Reclassification of BSREP IV assets to held for sale(1)	—	33,735
Disposals	(5,001)	(36,538)
Fair value adjustments	16	37
Foreign currency translation	17	(34)
Other	1	284
Assets held for sale	$3,004	$3,100
(1)See Note 32, Related Parties for further information on the Reclassifications of BSREP IV investments to assets held for sale.